SIGNIFICANT ACCOUNTING POLICIES - Relief in Colombia due to COVID-19 like risk restructuring (Details) - Stage Two - Colombia	12 Months Ended
Dec. 31, 2021
SME Commercial
SIGNIFICANT ACCOUNTING POLICIES
Term of relief granted to clients due to COVID 19	12 months
Mortgages
SIGNIFICANT ACCOUNTING POLICIES
Term of relief granted to clients due to COVID 19	16 months
Consumer loans
SIGNIFICANT ACCOUNTING POLICIES
Term of relief granted to clients due to COVID 19	12 months